Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
EARNING PER SHARE [Abstract]
Reconciliations of numerator and denominator of per-share computations
	For the years ended December 31,
	2010	2011	2012
(in thousands, except share and per share data)	RMB	RMB	RMB
Numerator:
Net income attributable to Shanda Games Limited’s ordinary shareholders for basic and diluted earnings	1,288,821	1,264,316	1,113,430
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	570,645,594	567,138,809	554,813,612
Dilutive effect of share options	149,463	39,884	28,461
Denominator for diluted calculation	570,795,057	567,178,693	554,842,073
Net income per ordinary share attributable to Shanda Games Limited’s shareholders -basic	2.26	2.23	2.01
Net income per ordinary share attributable to Shanda Games Limited’s shareholders -diluted	2.26	2.23	2.01